Prepaid Expenses (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses
Prepaid rental charges		kr 771
Prepaid insurance premiums	kr 10,743
Prepaid expenses for research and development	640	2,854
Prepaid transaction costs		14,662
Other prepaid expenses	6,363
Total	kr 17,746	kr 18,287